CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Tax losses carried forward	R$ 12,324,912	R$ 13,369,187
Bottom of range [member]
Statement1 [Line Items]
Term for budgeted cash flow	3 years
Top of range [member]
Statement1 [Line Items]
Term for budgeted cash flow	5 years